Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	£ 3,452
Intangible assets other than goodwill at end of period	3,425	£ 3,452
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	10,676	10,695
Acquisitions	427	245
Additions	318	333
Disposals and other	(160)	(215)
Exchange translation differences	(186)	(382)
Intangible assets other than goodwill at end of period	11,075	10,676
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(7,224)	(7,161)
Charge for the year	695	543
Disposals and other	(148)	(215)
Exchange translation differences	(121)	(265)
Intangible assets other than goodwill at end of period	(7,650)	(7,224)
Acquired intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,188
Intangible assets other than goodwill at end of period	2,181	2,188
Acquired intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	7,635	7,749
Acquisitions	427	245
Disposals and other	(70)	(85)
Exchange translation differences	(168)	(274)
Intangible assets other than goodwill at end of period	7,824	7,635
Acquired intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(5,447)	(5,432)
Charge for the year	376	294
Disposals and other	(70)	(85)
Exchange translation differences	(110)	(194)
Intangible assets other than goodwill at end of period	(5,643)	(5,447)
Acquired intangible assets [member] | Market and customer-related [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,771
Intangible assets other than goodwill at end of period	1,764	1,771
Acquired intangible assets [member] | Market and customer-related [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	4,000	4,025
Acquisitions	271	161
Disposals and other	(6)	(28)
Exchange translation differences	(124)	(158)
Intangible assets other than goodwill at end of period	4,141	4,000
Acquired intangible assets [member] | Market and customer-related [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(2,229)	(2,166)
Charge for the year	237	182
Disposals and other	(14)	(28)
Exchange translation differences	(75)	(91)
Intangible assets other than goodwill at end of period	(2,377)	(2,229)
Acquired intangible assets [member] | Content, software and other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	417
Intangible assets other than goodwill at end of period	417	417
Acquired intangible assets [member] | Content, software and other [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,635	3,724
Acquisitions	156	84
Disposals and other	(64)	(57)
Exchange translation differences	(44)	(116)
Intangible assets other than goodwill at end of period	3,683	3,635
Acquired intangible assets [member] | Content, software and other [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(3,218)	(3,266)
Charge for the year	139	112
Disposals and other	(56)	(57)
Exchange translation differences	(35)	(103)
Intangible assets other than goodwill at end of period	(3,266)	(3,218)
Internally developed intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,264
Intangible assets other than goodwill at end of period	1,244	1,264
Internally developed intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,041	2,946
Additions	318	333
Disposals and other	(90)	(130)
Exchange translation differences	(18)	(108)
Intangible assets other than goodwill at end of period	3,251	3,041
Internally developed intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(1,777)	(1,729)
Charge for the year	319	249
Disposals and other	(78)	(130)
Exchange translation differences	(11)	(71)
Intangible assets other than goodwill at end of period	£ (2,007)	£ (1,777)